4. PREPAID EXPENSE	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
PREPAID EXPENSE

On May 11, 2011, 1,823,185 common shares valued at $0.75 per share were issued to Capital Group Communication, Inc. in exchange for investor relations services valued at $1,367,389. The services are for a 24 month term. During the 12 months ended December 31, 2013 $245,045 was accreted and recorded as consulting expense.

On March 23, 2012, 1,000,000 shares of restricted common stock valued at $1.07 per were to Lagoon Labs, LLC in exchange for consultations with management as well as providing investor communications and public relations, with an emphasis on digital and social media. During the 12 months ended December 31, 2013 $128,634 was accreted and recorded as consulting expense.